Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Voya EQUITY TRUST
Prospectus Date	rr_ProspectusDate	Sep. 30, 2016
Supplement [Text Block]	vet_SupplementTextBlock

VOYA EQUITY TRUST

Voya Multi-Manager Mid Cap Value Fund

(the “Fund”)

Supplement dated April 7, 2017

to the Fund’s current Prospectuses and Summary Prospectuses

(each a “Prospectus” and collectively “Prospectuses”)

On March 9, 2017, the Fund’s Board of Trustees (“Board”) approved a change to reflect that Voya Investments, LLC, the investment adviser for the Fund, may from time to time directly manage a portion of the Fund’s investment portfolio effective April 3, 2017. In addition, the Board approved changes to the Fund’s principal investment strategies to allow the fund to invest in derivatives.

Effective immediately, the Prospectuses for the Fund are revised as follows:

1.	The following paragraph is added after the fifth paragraph:

The Fund may also invest in derivatives, including futures, as a substitute for securities in which the Fund can invest, for cash management, and/or to seek to enhance returns in the Fund.

2.	The following paragraph is added after the sixth paragraph in the section entitled “Principal Investment Strategies” of the Fund’s Prospectuses:

Voya Investments, LLC (the “Investment Adviser”) allocates the Fund’s assets to different sub-advisers. The Investment Adviser may, from time to time, directly manage a portion of the Fund’s assets to seek to manage the Fund’s overall risk exposure to achieve the Fund’s desired risk/return profile and to effect the Fund’s investment strategies. The Investment Adviser may invest in futures and exchange-traded funds to implement its investment process.

3.	The last sentence of the seventh paragraph of the Fund’s Prospectuses is deleted and replaced with the following:

The Investment Adviser will determine the amount of Fund assets allocated to each Sub-Adviser.

4.	The following risk is included in the section entitled “Principal Risks” of the Fund’s Prospectuses:

Derivative Instruments: Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by the Fund. Therefore, the purchase of certain derivatives may have an economic leveraging effect on the Fund and exaggerate any increase or decrease in the net asset value. Derivatives may not perform as expected, so the Fund may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose the Fund to the risk of improper valuation.

Voya Multi-Manager Mid Cap Value Fund Member
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	vet_SupplementTextBlock

VOYA EQUITY TRUST

Voya Multi-Manager Mid Cap Value Fund

(the “Fund”)

Supplement dated April 7, 2017

to the Fund’s current Prospectuses and Summary Prospectuses

(each a “Prospectus” and collectively “Prospectuses”)

On March 9, 2017, the Fund’s Board of Trustees (“Board”) approved a change to reflect that Voya Investments, LLC, the investment adviser for the Fund, may from time to time directly manage a portion of the Fund’s investment portfolio effective April 3, 2017. In addition, the Board approved changes to the Fund’s principal investment strategies to allow the fund to invest in derivatives.

Effective immediately, the Prospectuses for the Fund are revised as follows:

1.	The following paragraph is added after the fifth paragraph:

The Fund may also invest in derivatives, including futures, as a substitute for securities in which the Fund can invest, for cash management, and/or to seek to enhance returns in the Fund.

2.	The following paragraph is added after the sixth paragraph in the section entitled “Principal Investment Strategies” of the Fund’s Prospectuses:

Voya Investments, LLC (the “Investment Adviser”) allocates the Fund’s assets to different sub-advisers. The Investment Adviser may, from time to time, directly manage a portion of the Fund’s assets to seek to manage the Fund’s overall risk exposure to achieve the Fund’s desired risk/return profile and to effect the Fund’s investment strategies. The Investment Adviser may invest in futures and exchange-traded funds to implement its investment process.

3.	The last sentence of the seventh paragraph of the Fund’s Prospectuses is deleted and replaced with the following:

The Investment Adviser will determine the amount of Fund assets allocated to each Sub-Adviser.

4.	The following risk is included in the section entitled “Principal Risks” of the Fund’s Prospectuses:

Derivative Instruments: Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by the Fund. Therefore, the purchase of certain derivatives may have an economic leveraging effect on the Fund and exaggerate any increase or decrease in the net asset value. Derivatives may not perform as expected, so the Fund may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose the Fund to the risk of improper valuation.